                                             UAM Funds
                                             Funds for the Informed Investor(sm)

Sirach Growth II Portfolio
Semi-Annual Report                                              October 31, 2000



                                                                   [LOGO OF UAM]
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UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO
                                                      OCTOBER 31, 2000
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                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ...................................................     1
Portfolio of Investments ...............................................     3
Statement of Assets and Liabilities ....................................     6
Statement of Operations ................................................     7
Statement of Changes in Net Assets .....................................     8
Financial Highlights ...................................................     9
Notes to Financial Statements ..........................................    10

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UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO
                                                      OCTOBER 31, 2000
--------------------------------------------------------------------------------

November, 2000

Dear Shareholder:

For the period ending October 31, 2000, the Sirach Growth II Portfolio had net assets of $28 million and a six-month return of -3.96%. The Portfolio underperformed the S&P 500 index and the Dow Jones Industrial Average, which returned -1.03% and 2.28%, respectively. The Growth II Portfolio was impacted by an overweight in Technology vs. the S&P 500 and Dow Jones Industrial Average indexes. The Russell 1000 Growth with over 50% exposure allocated to the Technology sector underperformed the other major indexes and the portfolio, with a return of -7.91%. Although Technology is the largest sector weight for the Growth II Portfolio, it is underweight relative to the Russell 1000 Growth but slightly overweight vs. the S&P 500 index. This year has proven to be a turbulent one with large intra-day swings and market gyrations. Higher energy prices and the Federal Reserve's tight monetary policy impacted the movement in the markets early in the year. Also affecting the market were mixed messages on the economy with strong employment numbers and a slowing of consumer spending. Throughout this period of high volatility, we have remained consistent in our stock selection and have continued to adhere to our disciplines of finding companies with good fundamentals and positive earnings characteristics.

The Growth II Portfolio's largest sector weights continue to be Technology and Healthcare. The Portfolio's overweight position in Technology detracted from performance overall but had good stock selection relative to the index. The bright spots in the Technology sector were internet software and computer storage companies. Conversely, reducing our weight in semi-conductors during the 4th Quarter, just prior to a sell-off in the industry, added positively to the technology returns. We expect strong demand trends to continue long-term in the Technology sector and therefore remain overweight vs. the S&P 500 index. The gains in the Healthcare sector were led by strength in medical technology and biotechnology companies. The drug stocks made a nice recovery near the end of fiscal 2000 when concerns regarding how price controls and a Medicare drug benefit would affect the industry were diminished. Finance was a strong performer during the year with holdings in insurance and financial service companies outpacing traditional bank stocks. These stocks were strong due to mid-year sentiment that the Federal Reserve would not continue to raise interest rates.

During the year, we reduced our weight in the Consumer Staples and Discretionary sectors due to concerns regarding an economic slowdown affect on consumer-spending trends. Although our weight was reduced, having any exposure to these

                                       1
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UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

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sectors contributed negatively to performance. Our most significant reductions occurred in the large warehouse concept stores. With concern regarding an economic slowdown, we also reduced our weight in Consumer stocks that rely on ad spending such as media stocks. During the year, we eliminated our holdings in the Communication Services sector due to concerns of increased competition and lower revenue projections. In addition to eliminating Communication Services, the Growth II Portfolio currently has no holdings in Basic Materials, Energy or Transportation.

Please contact us with any questions you may have.


Sincerely,

SIRACH CAPITAL MANAGEMENT, INC.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.


                       Definition of the Comparative Index
                       -----------------------------------

S&P 500 Index is an unmanaged index composed of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

                                       2
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UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 99.5%


                                                         Shares         Value
                                                       ----------     ---------
BANKS -- 1.5%
   Wells Fargo ...............................            8,900       $  412,181
                                                                      ----------
BIO/SPECIALTY PHARMACEUTICAL -- 5.8%
   Amgen* ....................................           13,900          805,331
   Genentech* ................................            9,800          808,500
                                                                      ----------
                                                                       1,613,831
                                                                      ----------
BEVERAGES -- 1.2%
   PepsiCo ...................................            6,750          326,953
                                                                      ----------
COMMUNICATIONS EQUIPMENT -- 6.3%
   Corning ...................................            3,750          286,875
   JDS Uniphase* .............................            6,000          488,625
   Nokia .....................................           11,000          470,250
   Nortel Networks ...........................           11,200          509,600
                                                                      ----------
                                                                       1,755,350
                                                                      ----------
COMPUTER RELATED -- 14.9%
   Cisco Systems* ............................           18,600        1,002,075
   EMC-Mass* .................................           15,000        1,335,937
   Hewlett Packard ...........................            8,400          390,075
   Network Appliance* ........................            4,200          499,800
   Sun Microsystems* .........................            8,500          942,438
                                                                      ----------
                                                                       4,170,325
                                                                      ----------
COMPUTER SOFTWARE/SERVICES -- 16.0%
   Adobe Systems .............................           10,400          791,050
   BEA Systems* ..............................            5,800          416,150
   Check Point Software Technologies* ........            5,200          823,550
   Microsoft* ................................            7,100          489,012
   Oracle* ...................................           23,600          778,800
   Paychex ...................................            6,500          368,469
   Siebel Systems* ...........................            7,700          808,019
                                                                      ----------
                                                                       4,475,050
                                                                      ----------
ELECTRIC POWER -- 2.4%
   AES* ......................................           12,000          678,000
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                       3
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UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
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COMMON STOCKS - continued

                                                         Shares         Value
                                                       ----------     ---------

ELECTRICAL EQUIPMENT -- 7.8%
   Emerson Electric ..........................            5,500       $  403,906
   General Electric ..........................           32,700        1,792,369
                                                                      ----------
                                                                       2,196,275
                                                                      ----------
ELECTRONICS -- 1.8%
   Analog Devices* ...........................            8,100          526,500
                                                                      ----------
ENTERTAINMENT -- 1.6%
   Viacom* ...................................            8,000          455,000
                                                                      ----------
FINANCIAL SERVICES -- 5.2%
   American Express ..........................           16,000          960,000
   Citigroup .................................            9,333          491,149
                                                                      ----------
                                                                       1,451,149
                                                                      ----------
FOOD-RETAIL -- 3.3%
   Safeway* ..................................            8,000          437,500
   Starbucks* ................................           11,300          504,969
                                                                      ----------
                                                                         942,469
                                                                      ----------
INSURANCE -- 6.4%
   AFLAC .....................................            9,300          679,481
   American International Group ..............           11,250        1,102,500
                                                                      ----------
                                                                       1,781,981
                                                                      ----------
MANUFACTURING DIVERSIFIED -- 2.5%
   Tyco International ........................           12,500          708,594
                                                                      ----------
MEDICAL PRODUCTS & SUPPLIES -- 4.9%
   Johnson & Johnson .........................            3,000          276,375
   Medtronic .................................           10,300          559,419
   PE Biosystems Group .......................            4,600          538,200
                                                                      ----------
                                                                       1,373,994
                                                                      ----------
MEDICAL SERVICES -- 1.2%
   HCA .......................................            8,200          327,487
                                                                      ----------
MEDIA-TV/RADIO/CABLE -- 1.2%
   Time Warner ...............................            4,250          322,617
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

                                       4
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UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - continued


                                                                        Shares           Value
                                                                      ----------       -----------
PHARMACEUTICALS -- 8.0%
   American Home Products .....................................           8,700       $    552,450
   Merck ......................................................           5,500            494,656
   Pfizer .....................................................          27,850          1,202,772
                                                                                      ------------
                                                                                         2,249,878
                                                                                      ------------
RETAIL-DISCOUNT -- 1.6%
   Wal-Mart Stores ............................................          10,000            453,750
                                                                                      ------------
RETAIL-SPECIALTY -- 1.4%
   Home Depot .................................................           9,300            399,900
                                                                                      ------------
SEMICONDUCTORS -- 2.7%
   Intel ......................................................          17,000            763,938
                                                                                      ------------
WHOLESALERS -- 1.8%
   Costco Wholesale* ..........................................          13,500            494,438
                                                                                      ------------
   TOTAL COMMON STOCKS
      (Cost $25,457,574) ......................................                         27,879,660
                                                                                      ------------

 SHORT-TERM INVESTMENT -- 0.7%


                                                                       Face
                                                                      Amount
                                                                    -----------
Repurchase Agreement -- 0.7%
   Chase Securities, Inc. 6.35%, dated 10/31/00,
      due 11/01/00, to be repurchased at $188,033,
      collateralized by $140,816 of various
      U.S. Treasury Obligations valued at
      $188,003 (Cost $188,000) ................................    $    188,000            188,000
                                                                                      ------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $25,645,574) (a) ..................................                         28,067,660
                                                                                      ------------
   OTHER ASSETS AND LIABILITIES, NET -- (0.2%) ................                            (53,682)
                                                                                      ------------
   TOTAL NET ASSETS -- 100.0% .................................                       $ 28,013,978
                                                                                      ============


  *  Non-Income Producing Security
(a) The cost for federal income tax purposes was $25,645,574. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $2,422,086. This consisted of aggregate gross unrealized appreciation for all securities of $4,353,788, and aggregate gross unrealized depreciation for all securities of $1,931,702.

The accompanying notes are an integral part of the financial statements.

                                       5
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UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
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STATEMENT OF ASSETS AND LIABILITIES


Assets
Investments, at Cost ...........................................................  $25,645,574
                                                                                  ===========
Investments, at Value -- Note A ................................................  $28,067,660
Cash ...........................................................................          541
Dividends and Interest Receivable ..............................................        2,218
Receivable for Portfolio Shares Sold ...........................................       (3,396)
Other Assets ...................................................................        5,663
                                                                                  -----------
   Total Assets ................................................................   28,072,686
                                                                                  -----------
Liabilities
Payable for Investment Advisory Fees -- Note B .................................       16,528
Payable for Administrative Fees -- Note C ......................................       10,564
Payable for Custodian Fees -- Note D ...........................................        5,245
Other Liabilities ..............................................................       26,371
                                                                                  -----------
   Total Liabilities ...........................................................       58,708
                                                                                  -----------
Net Assets .....................................................................  $28,013,978
                                                                                  ===========
Net Assets Consist of:
Paid in Capital ................................................................  $23,502,888
Undistributed Net Investment Loss ..............................................     (101,503)
Accumulated Net Realized Gain ..................................................    2,190,507
Unrealized Appreciation ........................................................    2,422,086
                                                                                  -----------
Net Assets .....................................................................  $28,013,978
                                                                                  ===========
Institutional Class Shares
Shares Issued and Outstanding (Unlimited authorization, no par value) ..........    2,307,762
Net Asset Value, Offering and Redemption Price Per Share .......................       $12.14
                                                                                  ===========


The accompanying notes are an integral part of the financial statements.

                                       6
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UAM FUNDS                                           SIRACH GROWTH II PORTFOLIO
                                                    OCTOBER 31, 2000 (Unaudited)
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STATEMENT OF OPERATIONS


Investment Income
Dividends ......................................................................  $    92,756
Interest .......................................................................       17,865
Less: Foreign Taxes Withheld ...................................................       (2,592)
                                                                                  -----------
   Total Income ................................................................      108,029
                                                                                  -----------
Expenses
Investment Advisory Fees -- Note B .............................................      103,438
Administrative Fees -- Note C ..................................................       49,302
Shareholder Servicing Fees .....................................................       22,685
Filing and Registration Fees ...................................................        9,577
Printing Expenses ..............................................................        9,309
Audit Fees .....................................................................        6,414
Custodian Fee -- Note D ........................................................        2,544
Legal Fees .....................................................................        1,494
Trustees' Fees -- Note F .......................................................        1,413
Other Expenses .................................................................        3,513
                                                                                  -----------
   Net Expenses Before Expense Offset ..........................................      209,689
                                                                                  -----------
Expense Offset .................................................................         (157)
                                                                                  -----------
   Net Expenses After Expense Offset ...........................................      209,532
                                                                                  -----------
Net Investment Loss ............................................................     (101,503)
                                                                                  -----------
Net Realized Gain on Investments ...............................................    4,247,128
Net Change in Unrealized Appreciation (Depreciation) of Investments ............   (5,303,926)
                                                                                  -----------
Net Loss on Investments ........................................................   (1,056,798)
                                                                                  -----------
Net Decrease in Net Assets Resulting from Operations ...........................  $(1,158,301)
                                                                                  ===========


The accompanying notes are an integral part of the financial statements.


                                       7
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UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS


                                                                     Six Months               Year
                                                                        Ended                 Ended
                                                                   October 31, 2000         April 30,
                                                                     (Unaudited)              2000
                                                                 --------------------     -------------
Increase (Decrease) In Net Assets
Operations:
   Net Investment Loss .........................................    $   (101,503)         $    (79,036)
   Net Realized Gain (Loss) ....................................       4,247,128              (756,616)
   Net Change in
      Unrealized Appreciation (Depreciation)....................      (5,303,926)              474,307
                                                                    ------------          ------------
   Net Decrease in Net Assets
      Resulting from Operations ................................      (1,158,301)             (361,345)
                                                                    ------------          ------------
Distributions:
   Net Realized Gain ...........................................              --              (863,951)
                                                                    ------------          ------------
Capital Share Transactions: (1)
   Issued ......................................................         130,701             2,686,576
   Issued in Lieu of Cash Distributions ........................              --               863,952
   Redeemed ....................................................        (960,978)           (2,772,420)
                                                                    ------------          ------------
Net Increase (Decrease) from Capital Share Transactions ........        (830,277)              778,108
                                                                    ------------          ------------
Total Decrease in Net Assets ...................................      (1,988,578)             (447,188)
                                                                    ------------          ------------
Net Assets:
   Beginning of Period .........................................      30,002,556            30,449,744
                                                                    ------------          ------------
   End of Period (Including undistributed
   net investment income (loss) of
   $(101,504) and $0, respectively) ............................    $ 28,013,978          $ 30,002,556
                                                                    ============          ============
(1) Shares Issued and Redeemed:
   Shares Issued ...............................................          10,415               212,329
   In Lieu of Cash Distributions ...............................              --                68,513
   Shares Redeemed .............................................         (76,345)             (215,598)
                                                                    ------------          ------------
   Net Increase in Shares Outstanding ..........................         (65,930)               65,244
                                                                    ============          ============


The accompanying notes are an integral part of the financial statements.

                                       8
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FINANCIAL HIGHLIGHTS


                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period


                                                       Six Months          Year         Year      October 2,
                                                          Ended            Ended        Ended      1997* to
                                                    October 31, 2000     April 30,    April 30,    April 30,
                                                       (Unaudited)         2000         1999         1998
                                                    ----------------     ---------    ---------   -----------
Net Asset Value, Beginning of
   Period ........................................       $ 12.64         $ 13.19      $ 11.38      $ 10.00
                                                         -------         -------      -------      -------
Income From Investment Operations
   Net Investment Loss ...........................         (0.04)          (0.03)       (0.04)       (0.02)
   Net Realized and Unrealized
     Gain (Loss) .................................         (0.46)          (0.13)        1.91         1.40
                                                         -------         -------      -------      -------
   Total from Investment
     Operations ..................................         (0.50)          (0.16)        1.87         1.38
                                                         -------         -------      -------      -------
Distributions
   Net Realized Gain .............................            --           (0.39)       (0.06)          --
                                                         -------         -------      -------      -------
Net Asset Value, End of Period ...................       $ 12.14         $ 12.64      $ 13.19      $ 11.38
                                                         =======         =======      =======      =======
Total Return .....................................         (3.96)%***      (1.20)%      16.52%       13.80%***
                                                         =======         =======      =======      =======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ............       $28,014         $30,003      $30,450      $25,690
Ratio of Expenses to Average Net Assets ..........          1.42%**         1.43%        1.40%        1.56%**
Ratio of Net Investment Loss to
   Average Net Assets ............................         (0.69)%**       (0.27)%      (0.38)%      (0.35)%**
Portfolio Turnover Rate ..........................            69%             41%          28%          11%


  * Commencement of Operations
 ** Annualized
*** Not Annualized

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds ") are registered under the Investment Company Act of 1940, as amended. The Sirach Growth II Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 2000 the UAM Funds were comprised of 49 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to achieve maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of equity securities, primarily the common stock of large, U.S.-based companies with outstanding financial characteristics and strong growth prospects that can be purchased at reasonable valuations.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Trustees.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the col-

                                       10
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UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

--------------------------------------------------------------------------------

     lateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments of net operating losses.

          Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss), for the purpose of calculating net investment income (loss) per share in the financial highlights.

          5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

                                       11
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--------------------------------------------------------------------------------

          B. Investment Advisory Services: Under the terms of an investment advisory agreement, Sirach Capital Management, Inc. (the "Adviser "), a subsidiary of the United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets. Old Mutual, Plc. gained control of United Asset Management on September 26, 2000.

          C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the Portfolio under a Fund Administration Agreement (the "Agreement"). The Administrator has entered into separate Service Agreements with SEIInvestments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEIInvestments Company, DST Systems, Inc. ("DST"), and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the Portfolio.

          Pursuant to the Agreement, the Portfolio pays the Administrator 0.073% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500, and a fee based on the number of active shareholder accounts.

          For the six months ended October 31, 2000, the Administrator was paid $49,302, of which $22,077 was paid to SEI for their services, $6,957 to DST for their services, and $4,085 to UAMSSC for their services.

          D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's assets held in accordance with the custodian agreement.

          E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor "), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

                                       12
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--------------------------------------------------------------------------------

          F. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustees meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

          G. Purchases and Sales: For the six months ended October 31, 2000, the Portfolio made purchases of $20,801,824 and sales of $20,137,964 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

          H. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end if each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2000, the Portfolio had no borrowings under the agreement.

          I. Other: At October 31, 2000, 100% of total shares outstanding were held by 1 record shareholder.

          At April 30, 2000 the Portfolio had elected to defer $2,056,479 of post-October capital losses for income tax purposes. These losses will be available to offset realized capital gains for the fiscal year ending April 30, 2001.

UAM FUNDS                                             SIRACH GROWTH II PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

James F. Orr, III                              William H. Park
Trustee, President and Chairman                Vice President

John T. Bennett, Jr.                           Gary L. French
Trustee                                        Treasurer

Nancy J. Dunn                                  Robert J. Della Croce
Trustee                                        Assistant Treasurer

Philip D. English                              Linda T. Gibson, Esq.
Trustee                                        Secretary

William A. Humenuk                             Martin J. Wolin, Esq.
Trustee                                        Assistant Secretary

James P. Pappas                                Theresa DelVecchio
Vice President                                 Assistant Secretary

--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Sirach Capital Management, Inc.
520 Pike Street
Seattle, WA 98101-1389

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


                                 This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                                  [LOGO OF UAM]

Supplement dated October 27, 2000, to the Annual Report of the Financials for the Sirach Growth II Portfolio.

    The Annual Report is hereby supplemented to reflect the following:

    On November 7, 2000, there was a Special Meeting of Shareholders of the Fund, at which the shareholders of the Portfolio voted on the listed proposals. The following were the results of the vote:

                                                       For:    Against: Abstain:
                                                    ---------- -------- --------
1.To elect the Trustees/Directors.
  01) John T. Bennett, Jr.......................... 19,010,168   --     451,579
  02) Nancy J. Dunn................................ 19,032,354   --     429,393
  03) William A. Humenuk........................... 19,032,469   --     429,278
  04) Philip D. English............................ 19,032,469   --     429,278
  05) James F. Orr, III............................ 19,030,371   --     431,371

2.To approve the proposed change of the investment objective of the Fund from fundamental to non-fundamental.

                                                    2,330,5342   --         --

3.To approve the proposed changes to the Fund's fundamental investment restrictions.

  a) Diversification of Investments:...............  2,330,534   --         --
  b) Borrowing:....................................  2,330,534   --         --
  c) Issuing of Senior Securities:.................  2,330,534   --         --
  d) Underwriting:.................................  2,330,534   --         --
  e) Industry Concentration:.......................  2,330,534   --         --
  f) Investment in Real Estate:....................  2,330,534   --         --
  g) Commodities:..................................  2,330,534   --         --
  h) Lending:......................................  2,330,534   --         --
  i) Illiquid Securities:..........................  2,330,534   --         --
  j) Control or Management:........................  2,330,534   --         --
  k) Unseasoned Issuers:...........................  2,330,534   --         --
  l) Borrowing exceeding 5%:.......................  2,330,534   --         --
  m) Pledging:.....................................  2,330,534   --         --
  n) Margin Purchases and Short Sales:.............  2,330,534   --         --

                                                      For:    Against: Abstain:
                                                    --------- -------- --------
  o) Directors' Ownership of Shares:............... 2,330,534   --       --
  p) Interest in Oil, Gas or Other Mineral
     Exploration or Development Programs:.......... 2,330,534   --       --
  q) Futures and Options:.......................... 2,330,534   --       --

4.To ratify the selection of PricewaterhouseCoopers LLP as the independent auditors.

                                                    2,330,534   --       --

5.To approve an Interim Investment Advisory Agreement between each Fund and its investment adviser.

                                                    2,330,534   --       --

6.To approve an Investment Advisory Agreement between the Fund and its investment adviser, subject to completion of the merger between United Asset
Management Corporation and Old Mutual Plc.

                                                    2,330,534   --       --